CONDENSED PARENT COMPANY FINANCIAL STATEMENTS (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Condensed statements of operations of parent Company
Non-interest expense	$ 1,995	$ 1,958	$ 1,905	$ 1,805	$ 1,606	$ 1,664	$ 1,707	$ 1,759	$ 7,663	$ 6,736
Income before income taxes	680	392	202	233	672	451	(59)	530	1,507	1,594
Applicable income tax benefit	(264)	(148)	(67)	(80)	(257)	(167)	39	(198)	(559)	(583)
Net income	416	244	135	153	415	284	(20)	332	948	1,011
Parent
Condensed statements of operations of parent Company
Interest income ESOP loan									33	54
Non-interest expense									105	65
Income before income taxes									(72)	(11)
Applicable income tax benefit									29	4
Loss before equity in undistributed net income of subsidiary									(43)	(7)
Equity in undistributed net income of subsidiary									991	1,018
Net income									$ 948	$ 1,011